Revenue	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Revenue

24. Revenue

A.
Contract Assets and Liabilities

Contract liabilities: During the year ended March 31, 2022 and March 31, 2023, the Company recognized revenue of ₹ 18,880 and ₹ 21,696 arising from contract liabilities as at March 31, 2021 and March 31, 2022 respectively.

Contract assets: During the year ended March 31, 2022 and March 31, 2023, ₹ 13,944 and ₹ 15,541 of contract assets pertaining to fixed-price development contracts have been reclassified to receivables on completion of milestones.

Contract assets and liabilities are reported in a net position on a contract-by-contract basis at the end of each reporting period.

B.
Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes contract liabilities and amounts that will be invoiced and recognized as revenue in future periods. Applying the practical expedient, the Company has not disclosed its right to consideration from customers in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date, which are contracts invoiced on time and material basis and volume based.

As at March 31, 2021, 2022 and 2023, the aggregate amount of the Transaction Price allocated to remaining performance obligations, other than those meeting the exclusion criteria above, were ₹ 384,881, ₹ 328,191 and ₹ 317,612, respectively of which approximately 59%, 59% and 66%, respectively is expected to be recognized as revenues within two years, and the remainder thereafter. This includes contracts with a substantive enforceable termination penalty if the contract is terminated without cause by the customer, based on an overall assessment of the contract carried out at the time of inception. Historically, customers have not terminated contracts without cause.

C.
Disaggregation of Revenue

The tables below present disaggregated revenue from contracts with customers by business segment (refer to Note 34 “Segment Information”), sector and nature of contract. The Company believes that the below disaggregation best depicts the nature, amount, timing and uncertainty of revenue and cash flows from economic factors.

Information on disaggregation of revenues for the year ended March 31, 2021 is as follows:

	IT Services										IT Products		ISRE		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	-	₹	8,912	₹	611,767
Sale of products		-		-		-		-		-		7,663		-		7,663
	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	7,663	₹	8,912	₹	619,430
B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,609	₹	103,040	₹	56,275	₹	23,228	₹	185,152
Health		64,397		18		12,390		4,789		81,594
Consumer		68,258		2,306		17,731		10,544		98,839
Communications		6,252		1,112		8,247		15,512		31,123
Energy, Natural Resources and Utilities		426		27,405		31,271		19,717		78,819
Manufacturing		265		23,350		22,339		3,024		48,978
Technology		35,180		21,689		16,245		5,236		78,350
	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	7,663	₹	8,912	₹	619,430
C. Revenue by nature of contract
Fixed price and volume based	₹	98,868	₹	110,143	₹	108,591	₹	54,519	₹	372,121	₹	-	₹	7,166	₹	379,287
Time and materials		78,519		68,777		55,907		27,531		230,734		-		1,746		232,480
Products		-		-		-		-		-		7,663		-		7,663
	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	7,663	₹	8,912	₹	619,430

Information on disaggregation of revenues for the year ended March 31, 2022 is as follows:

	IT Services										IT Products		ISRE		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	216,843	₹	238,123	₹	232,021	₹	90,479	₹	777,466	₹	-	₹	7,295	₹	784,761
Sale of products		-		-		-		-		-		6,173		-		6,173
	₹	216,843	₹	238,123	₹	232,021	₹	90,479	₹	777,466	₹	6,173	₹	7,295	₹	790,934
B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,609	₹	144,076	₹	93,039	₹	30,048	₹	269,772
Health		73,542		127		13,975		3,407		91,051
Consumer		89,824		2,589		31,718		12,310		136,441
Communications		9,387		1,207		12,952		15,035		38,581
Energy, Natural Resources and Utilities		712		36,413		38,421		19,038		94,584
Manufacturing		199		26,662		23,220		3,197		53,278
Technology		40,570		27,049		18,696		7,444		93,759
	₹	216,843	₹	238,123	₹	232,021	₹	90,479	₹	777,466	₹	6,173	₹	7,295	₹	790,934
C. Revenue by nature of contract
Fixed price and volume based	₹	121,656	₹	131,975	₹	139,031	₹	56,104	₹	448,766	₹	-	₹	5,789	₹	454,555
Time and materials		95,187		106,148		92,990		34,375		328,700		-		1,506		330,206
Products		-		-		-		-		-		6,173		-		6,173
	₹	216,843	₹	238,123	₹	232,021	₹	90,479	₹	777,466	₹	6,173	₹	7,295	₹	790,934

Information on disaggregation of revenues for the year ended March 31, 2023 is as follows:

	IT Services										IT Products		ISRE		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	260,143	₹	277,024	₹	255,435	₹	100,404	₹	893,006	₹	-	₹	5,823	₹	898,829
Sale of products		-		-		-		-		-		6,047		-		6,047
	₹	260,143	₹	277,024	₹	255,435	₹	100,404	₹	893,006	₹	6,047	₹	5,823	₹	904,876
B. Revenue by sector
Banking, Financial Services and Insurance	₹	4,611	₹	171,085	₹	102,741	₹	33,406	₹	311,843
Health		82,992		213		17,896		4,089		105,190
Consumer		109,398		4,087		38,010		16,149		167,644
Communications		13,059		1,399		13,510		14,405		42,373
Energy, Natural Resources and Utilities		739		39,949		39,767		22,280		102,735
Manufacturing		163		33,148		24,732		3,424		61,467
Technology		49,181		27,143		18,779		6,651		101,754
	₹	260,143	₹	277,024	₹	255,435	₹	100,404	₹	893,006	₹	6,047	₹	5,823	₹	904,876
C. Revenue by nature of contract
Fixed price and volume based	₹	150,188	₹	141,397	₹	146,280	₹	58,667	₹	496,532	₹	-	₹	4,672	₹	501,204
Time and materials		109,955		135,627		109,155		41,737		396,474		-		1,151		397,625
Products		-		-		-		-		-		6,047		-		6,047
	₹	260,143	₹	277,024	₹	255,435	₹	100,404	₹	893,006	₹	6,047	₹	5,823	₹	904,876